Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Statement of Cash Flows (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Condensed Consolidating Statements of Cash Flows [Abstract]
Condensed Consolidating Statement of Cash Flows [Table Text Block]

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash provided from operating activities	$79	$21	$54	$—	$154
Investing activities
Capital expenditures	(2)	(2)	(88)	—	(92)
Dividends received from consolidated affiliates	—	8	—	(8)	—
Proceeds from divestitures and asset sales	—	—	16	—	16
Net cash (used by) provided from investing activities	(2)	6	(72)	(8)	(76)
Financing activities
Cash restriction, net	11	—	5	—	16
Short term debt, net	—	—	6	—	6
Principal payments on debt	(1)	—	(60)	—	(61)
Dividends paid to consolidated affiliates	—	—	(8)	8	—
Other	2	—	(3)	—	(1)
Net cash provided from (used by) financing activities	12	—	(60)	8	(40)
Effect of exchange rate changes on cash and equivalents	—	(1)	2	—	1
Net increase (decrease) in cash and equivalents	89	26	(76)	—	39
Cash and equivalents at beginning of period	64	55	747	—	866
Cash and equivalents at end of period	$153	$81	$671	$—	$905

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net cash (used by) provided from operating activities	$(309)	$(99)	$428	$—	$20
Investing activities
Capital expenditures	(4)	(5)	(108)	—	(117)
Proceeds from divestitures and asset sales	11	1	33	—	45
Dividends received from consolidated affiliates	44	129	—	(173)	—
Acquisitions of joint venture interests	—	—	(3)	—	(3)
Net cash provided from (used by) investing activities	51	125	(78)	(173)	(75)
Financing activities
Cash restriction, net	12	—	31	—	43
Short term debt, net	—	—	(9)	—	(9)
Payment of DIP facility	(75)	—	—	—	(75)
Proceeds from issuance of debt, net of issuance costs	472	—	9	—	481
Proceeds from rights offering, net of issuance costs	1,190	—	—	—	1,190
Principal payments on debt	(1,628)	—	(23)	—	(1,651)
Dividends paid to consolidated affiliates	—	(44)	(129)	173	—
Other	(2)	—	(19)	—	(21)
Net cash used by financing activities	(31)	(44)	(140)	173	(42)
Effect of exchange rate changes on cash and equivalents	—	(3)	4	—	1
Net (decrease) increase in cash and equivalents	(289)	(21)	214	—	(96)
Cash and equivalents at beginning of period	353	76	533	—	962
Cash and equivalents at end of period	$64	$55	$747	$—	$866

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided from operating activities	$(163)	$(75)	$413	$—	$175
Investing activities
Capital expenditures	(4)	(12)	(242)	—	(258)
Dividends received from consolidated affiliates	109	173	—	(282)	—
Cash associated with deconsolidations	—	—	(52)	—	(52)
Acquisitions of joint venture interests	—	—	(29)	—	(29)
Proceeds from divestitures and asset sales	—	—	14	—	14
Other	—	—	(6)	—	(6)
Net cash used by investing activities	105	161	(315)	(282)	(331)
Financing activities
Cash restriction, net	58	—	(7)	—	51
Short term debt, net	—	—	17	—	17
Proceeds from issuance of debt, net of issuance costs	492	—	11	—	503
Principal payments on debt	(501)	—	(12)	—	(513)
Rights offering fees	(33)	—	—	—	(33)
Dividends paid to consolidated affiliates	—	(109)	(173)	282	—
Other	3	—	(31)	—	(28)
Net cash provided from (used by) financing activities	19	(109)	(195)	282	(3)
Effect of exchange rate changes on cash and equivalents	—	(3)	(20)	—	(23)
Net increase (decrease) in cash and equivalents	(39)	(26)	(117)	—	(182)
Cash and equivalents at beginning of period	153	81	671	—	905
Cash and equivalents at end of period	$114	$55	$554	$—	$723

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash (used by) provided from operating activities	$(223)	$(68)	$432	$—	$141
Investing activities
Capital expenditures	(11)	(7)	(133)	—	(151)
Proceeds from divestitures and asset sales	1	1	67	—	69
Acquisitions of joint venture interests	—	—	(30)	—	(30)
Dividends received from consolidated affiliates	—	103	—	(103)	—
Cash associated with deconsolidation	—	—	(11)	—	(11)
Net cash (used by) provided from investing activities	(10)	97	(107)	(103)	(123)
Financing activities
Cash restriction, net	(94)	—	(39)	—	(133)
Short term debt, net	—	—	(19)	—	(19)
Proceeds from DIP facility, net of issuance costs	71	—	—	—	71
Proceeds from issuance of debt, net of issuance costs	30	—	27	—	57
Principal payments on debt	(21)	—	(152)	—	(173)
Dividends paid to consolidated affiliates	—	—	(103)	103	—
Other	(47)	7	(22)	—	(62)
Net cash (used by) provided from financing activities	(61)	7	(308)	103	(259)
Effect of exchange rate changes on cash and equivalents	—	—	23	—	23
Net (decrease) increase in cash and equivalents	(294)	36	40	—	(218)
Cash and equivalents at beginning of period	647	40	493	—	1,180
Cash and equivalents at end of period	$353	$76	$533	$—	$962